Interest and Finance Expense	12 Months Ended
Dec. 31, 2023
Borrowing costs [abstract]
Interest and Finance Expense	26. INTEREST AND FINANCE EXPENSE

	2023	2022
Interest expense	$51.4	$5.3
Finance fees	5.8	2.4
Accretion expense (Note 19)	34.2	14.8
	$91.4	$22.5